Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Retirement Benefits [Abstract]
Severance pay liability	$ 266,209	$ 258,262
Deposit with insurance companies	206,752	202,230
Severance expenses	$ 33,355	$ 28,472	$ 32,908